NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Inventory (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Raw materials	$ 2,450	$ 2,865
Work-in-progress	19,008	15,185
Finished goods	2,492	2,185
	$ 23,950	$ 20,235